UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, Massachusetts 02110
(Address of principal executive offices) (Zip code)

Barry N. Hurwitz, Esq.
Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS.

CGM MUTUAL FUND

SCHEDULE OF INVESTMENTS as of September 30, 2015 (unaudited) COMMON STOCKS — 73.2% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center — 15.1%
Bank of America Corporation	1,010,000	$15,735,800
Citigroup Inc.	500,000	24,805,000
The Goldman Sachs Group, Inc.	112,000	19,461,120
Wells Fargo & Company	25,000	1,283,750
		61,285,670
Basic Materials — 6.6%
Martin Marietta Materials, Inc.	100,000	15,195,000
Vulcan Materials Company	130,000	11,596,000
		26,791,000
Financial Services - Miscellaneous — 3.0%
Lazard Ltd MLP	280,000	12,124,000

Home Products — 5.1%
Whirlpool Corporation	140,000	20,616,400

Housing and Building Materials — 24.2%
D.R. Horton, Inc.	1,260,000	36,993,600
Lennar Corporation	700,000	33,691,000
NVR, Inc. (b)	1,000	1,525,220
Toll Brothers, Inc. (b)	750,000	25,680,000
		97,889,820
Insurance — 3.0%
Prudential Financial, Inc.	40,000	3,048,400
The Hartford Financial Services Group, Inc.	200,000	9,156,000
		12,204,400
Leisure — 5.4%
Carnival Corporation	110,000	5,467,000
Norwegian Cruise Line Holdings Ltd. (b)	160,000	9,168,000
Royal Caribbean Cruises Ltd.	80,000	7,127,200
		21,762,200
Miscellaneous — 4.6%
NIKE, Inc.	150,000	18,445,500

Textile and Apparel — 0.9%
V.F. Corporation	55,000	3,751,550

Vehicle Assembly — 5.3%
Ford Motor Company	1,580,000	21,440,600

TOTAL COMMON STOCKS (Identified cost $290,432,459)		296,311,140

BONDS — 26.5% OF TOTAL NET ASSETS

United States Treasury — 26.5%	Face Amount

United States Treasury Notes, 0.250%, 11/30/2015	$2,000,000	2,000,572
United States Treasury Notes, 0.375%, 05/31/2016	14,500,000	14,511,890
United States Treasury Notes, 0.375%, 10/31/2016	54,000,000	53,988,066
United States Treasury Notes, 0.500%, 01/31/2017	34,000,000	34,013,294
United States Treasury Notes, 0.625%, 08/31/2017	3,000,000	2,999,883
TOTAL BONDS (Identified cost $107,377,308)		107,513,705

SHORT-TERM INVESTMENT — 0.4% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2015 at 0.00% to be repurchased at $1,515,000 on 10/01/2015 collateralized by $1,550,000 US Treasury Note, 2.125% due 05/15/2025 valued at $1,571,676 including interest. (Cost $1,515,000)(c)	1,515,000	1,515,000

TOTAL INVESTMENTS — 100.1% (Identified cost $399,324,767)(d)		405,339,845
Cash and receivables		3,263,093
Liabilities		(3,493,720)
TOTAL NET ASSETS — 100.0%		$405,109,218

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$296,311,140	$—	$—
Debt Securities
United States Treasury Notes	—	107,513,705	—
Repurchase Agreement	—	1,515,000	—
Total	$296,311,140	$109,028,705	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At September 30, 2015, the net unrealized appreciation on investments based on cost of $401,502,876 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$24,157,453
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,320,484)
$3,836,969
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
MLP: Master Limited Partnership - A type of limited partnership that is publicly traded.

CGM REALTY FUND

SCHEDULE OF INVESTMENTS as of September 30, 2015 (unaudited) COMMON STOCKS — 99.3% OF TOTAL NET ASSETS

REAL ESTATE INVESTMENT TRUSTS — 20.5%	Shares	Value(a)
Self Storage — 20.5%
CubeSmart	2,290,000	$62,310,900
Extra Space Storage Inc.	865,000	66,743,400
National Storage Affiliates Trust	825,000	11,178,750
Public Storage	284,500	60,208,735
Sovran Self Storage, Inc.	245,000	23,103,500
		223,545,285
TOTAL REAL ESTATE INVESTMENT TRUSTS (Identified cost $203,434,340)		223,545,285

OTHER COMMON STOCKS — 78.8%
Banks - Money Center — 17.3%
Bank of America Corporation	1,450,000	22,591,000
Citigroup Inc.	1,240,000	61,516,400
Morgan Stanley	1,650,000	51,975,000
The Goldman Sachs Group, Inc.	300,000	52,128,000
		188,210,400
Hotels and Restaurants — 16.4%
Hilton Worldwide Holdings Inc.	2,490,000	57,120,600
InterContinental Hotels Group PLC ADR	435,000	15,064,050
Marriott International, Inc.	835,000	56,947,000
Starwood Hotels & Resorts Worldwide, Inc.	600,000	39,888,000
Wyndham Worldwide Corporation	130,000	9,347,000
		178,366,650
Housing and Building Materials — 27.4%
D.R. Horton, Inc.	2,850,000	83,676,000
Lennar Corporation	1,870,000	90,003,100
NVR, Inc. (b)	36,000	54,907,920
Toll Brothers, Inc. (b)	2,020,000	69,164,800
		297,751,820

Real Estate Services — 17.7%
CBRE Group, Inc. (b)	1,945,000	62,240,000
HFF, Inc.	65,000	2,194,400
Jones Lang LaSalle Incorporated	680,000	97,763,600
Marcus & Millichap, Inc. (b)	659,000	30,307,410
		192,505,410

TOTAL OTHER COMMON STOCKS (Identified cost $801,142,621)		856,834,280

TOTAL COMMON STOCKS (Identified cost $1,004,576,961)		1,080,379,565

SHORT-TERM INVESTMENT — 0.9% OF TOTAL NET ASSETS
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2015 at 0.00% to be repurchased at $10,455,000 on 10/01/2015 collateralized by $10,665,000 US Treasury Note, 2.125% due 05/15/2025 valued at $10,814,147 including interest. (Cost $10,455,000)(c)
	Face Amount
	$10,455,000	10,455,000

TOTAL INVESTMENTS — 100.2% (Identified cost $1,015,031,961)(d)		1,090,834,565
Cash and receivables		9,868,816
Liabilities		(12,473,652)
TOTAL NET ASSETS — 100.0%		$1,088,229,729

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities are valued at the current closing bid, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,080,379,565	$—	$—
Debt Securities
Repurchase Agreement	—	10,455,000	—
Total	$1,080,379,565	$10,455,000	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
(b) Non-income producing security.
(c) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d) Federal Tax Information: At September 30, 2015, the net unrealized appreciation on investments based on cost of $1,021,389,335 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$111,288,411
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(41,843,181)
$69,445,230
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
ADR: American Depositary Receipt - a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.

CGM FOCUS FUND

SCHEDULE OF INVESTMENTS as of September 30, 2015 (unaudited) COMMON STOCKS — 106.7% OF TOTAL NET ASSETS

	Shares	Value (a)
Banks - Money Center — 23.2%
Bank of America Corporation	3,400,000	$52,972,000
Citigroup Inc.	1,680,000	83,344,800
Morgan Stanley	1,850,000	58,275,000
The Goldman Sachs Group, Inc.	323,000	56,124,480
		250,716,280
Basic Materials — 10.5%
Martin Marietta Materials, Inc.	371,000	56,373,450
Vulcan Materials Company	640,000	57,088,000
		113,461,450
Electrical Equipment — 5.1%
Acuity Brands, Inc.	315,000	55,307,700

Financial Services - Miscellaneous — 7.6%
Lazard Ltd MLP	1,200,000	51,960,000
TD Ameritrade Holding Corporation	600,000	19,104,000
The Charles Schwab Corporation	380,000	10,852,800
		81,916,800
Home Products — 5.1%
Whirlpool Corporation	375,000	55,222,500

Housing and Building Materials — 32.9%
D.R. Horton, Inc. (b)	3,492,900	102,551,544
Lennar Corporation (b)	3,400,000	163,642,000
Toll Brothers, Inc. (c)	2,610,000	89,366,400
		355,559,944
Leisure — 6.9%
Carnival Corporation	230,000	11,431,000
Norwegian Cruise Line Holdings Ltd. (c)	250,000	14,325,000
Royal Caribbean Cruises Ltd.	550,000	48,999,500
		74,755,500
Miscellaneous — 4.5%
NIKE, Inc.	396,000	48,696,120

Textile and Apparel — 5.0%
PVH Corp.	530,000	54,028,200

Vehicle Assembly — 5.9%
Ford Motor Company	4,670,000	63,371,900

TOTAL COMMON STOCKS (Identified cost $1,109,717,051)		1,153,036,394

SHORT-TERM INVESTMENT — 0.8% OF TOTAL NET ASSETS	Face Amount
Tri-party Repurchase Agreement with Fixed Income Clearing Corporation, dated 09/30/2015 at 0.00% to be repurchased at $8,365,000 on 10/01/2015 collateralized by $8,535,000 US Treasury Note, 2.125% due 05/15/2025 valued at $8,654,360 including interest. (Cost $8,365,000)(d)

	$8,365,000	8,365,000

TOTAL INVESTMENTS — 107.5% (Identified cost $1,118,082,051)(e)		1,161,401,394
Cash and receivables		293,118,894
Liabilities		(373,666,711)
TOTAL NET ASSETS — 100.0%		$1,080,853,577

SECURITIES SOLD SHORT

BONDS — 32.0% OF TOTAL NET ASSETS

United States Treasury — 32.0%	Face Amount	Value(a)
United States Treasury Bond, 2.500%, 02/15/2045	$40,000,000	$36,843,240
United States Treasury Bond, 2.750%, 08/15/2042	170,000,000	165,876,140
United States Treasury Bond, 3.125%, 02/15/2043	80,000,000	83,830,240
United States Treasury Bond, 3.750%, 11/15/2043	50,000,000	58,898,450
TOTAL BONDS (Proceeds $327,081,179)		345,448,070

TOTAL SECURITIES SOLD SHORT — 32.0%		$345,448,070

(a) Security valuation — Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (the “Board”). Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (“OTC”) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For securities with no sale reported, the last reported bid price is used for long positions and the last reported ask price for short positions. Corporate debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Board, which determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. United States government debt securities held long are valued at the current closing bid and if held short are valued at the current closing ask, as last reported by a pricing service approved by the Board. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates value.
When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, these procedures may be used. The frequency with which these procedures are used is unpredictable. These valuation procedures may result in a change to a particular security’s assigned level within the fair value hierarchy described below. The value of securities used for net asset value (“NAV”) calculation under these procedures may differ from published prices for the same securities.
The Fund may use valuation techniques consistent with the market, income, and cost approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts (cash flows, earnings) to a single present amount. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset. To increase consistency and comparability in fair value measurements and related disclosure, the Fund utilizes a fair value hierarchy which prioritizes the various inputs to valuation techniques used to measure fair value into three broad levels:

•
Level 1 - Prices determined using: quoted prices in active markets for identical securities that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 - Prices determined using: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).

•
Level 3 - Prices determined using: significant unobservable inputs, including the Fund’s own assumptions and judgment in determining the fair value of investments. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available in the circumstances. Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by Capital Growth Management Limited Partnership, the Fund’s investment adviser (“CGM”). Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015:

	Valuation Inputs
Classification	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities-Assets
Common Stocks*	$1,153,036,394	$—	$—
Debt Securities
Repurchase Agreement	—	8,365,000	—
Total	$1,153,036,394	$8,365,000	$—

Investments in Securities-Liabilities
Debt Securities
United States Treasury Bonds	$—	$345,448,070	$—
Total	$—	$345,448,070	$—

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

(b) A portion of this security has been segregated as collateral in connection with short sale investments. The market value of securities held in a segregated account at September 30, 2015 was $197,479,000 and the value of cash held in a segregated account was $270,209,523.
(c) Non-income producing security.
(d) The Fund enters into repurchase agreements, under the terms of a Master Repurchase Agreement, secured by U.S. Government or Agency securities, which involve the purchase of securities from a counterparty with a simultaneous commitment to resell the securities at an agreed upon date and price. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the U.S. Government, the obligation of the seller is not guaranteed by the U.S. Government and there is a risk that the seller may fail to repurchase the underlying security. Consequently, there may be possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. Upon an event of default under the Master Repurchase Agreement, the Fund would attempt to exercise its rights with respect to the underlying security, including taking possession of the cash and/or collateral provided by the seller. At September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e) Federal Tax Information: At September 30, 2015, the net unrealized appreciation on investments held long, based on cost of $1,122,597,623 for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$100,112,235
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(61,308,464)
$38,803,771
The cost basis and unrealized appreciation/(depreciation) for the Schedule of Investments and tax purposes differ due to differing treatments of wash sale losses deferred.
MLP: Master Limited Partnership - A type of limited partnership that is publicly traded.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the CGM Trust’s disclosure controls and procedures within 90 days of the filing of this Form N-Q, the principal executive officer and principal financial officer of CGM Trust have concluded that the CGM Trust’s disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Trust on Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

b) There were no changes in CGM Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Trust's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the CGM Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX99_CERT.

SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Trust

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 12, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ David C. Fietze
David C. Fietze
President
Principal Executive Officer

Date: November 12, 2015

By: /S/ Jem A. Hudgins
Jem A. Hudgins
CFO & Treasurer
Principal Financial Officer

Date: November 12, 2015